RELATED PARTY TRANSACTIONS - Key Management Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Salaries and short-term employee benefits	$ (3,302)	$ (3,251)
Share-based compensation	(2,865)	(3,083)
Key management personnel compensation	$ (6,167)	$ (6,334)